Acquired Assets And Assumed Liabilities Recorded At Fair Value For MedKey (Detail) (USD $) In Thousands, unless otherwise specified				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2012 Medkey	Oct. 31, 2012 Medkey Trade Names	Oct. 31, 2012 Medkey Customer Relationships	Oct. 31, 2012 Medkey Non-compete Agreements
Business Acquisition [Line Items]
Current assets			$ 1,449
Intangible asset				1,445	1,393	284
Goodwill	31,087	32,561	1,617
Current liabilities			(1,325)
Deferred tax liabilities			(781)
Total purchase price			$ 4,082
Amortization Period				20 years	10 years	5 years